PREPAID EXPENSES ACCOUNTS AND OTHER RECEIVABLES (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Current accounts and other receivables	$ 875	$ 1,118
GST and HST Receivables
Statement [Line Items]
Current accounts and other receivables	344	467
Other Receivables
Statement [Line Items]
Current accounts and other receivables	156	32
Prepaid Expenses
Statement [Line Items]
Current accounts and other receivables	$ 375	$ 619